Financial Liabilities at Fair Value Through Profit or Loss - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities		€ 42,711	€ 73,596
Non-trading derivatives		3,041	2,331
Designated at fair value through profit or loss		65,122	11,215
Financial Liabilities	[1]	€ 110,874	€ 87,142

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.